NUVEEN ESG LARGE‑CAP GROWTH ETF
NUVEEN ESG LARGE‑CAP VALUE ETF
NUVEEN ESG MID‑CAP GROWTH ETF
NUVEEN ESG MID‑CAP VALUE ETF
NUVEEN ESG SMALL‑CAP ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021

1.
In the “Fund Summaries” section for each of Nuveen ESG Large‑Cap Growth ETF and Nuveen ESG Large‑Cap Value ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%	[1]
1        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

2.
In the “Fund Summaries” section for each of Nuveen ESG Mid‑Cap Growth ETF, Nuveen ESG Mid‑Cap Value ETF and Nuveen ESG Small‑Cap ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%	[1]
1        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

3.	The first paragraph of the section “Fund Management—Management Fees” is deleted in its entirety and replaced with the following:
As compensation for the services it provides to each Fund, the Adviser is entitled to receive a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate as set forth below:

Fund Name	Management Fee
Nuveen ESG Large‑Cap ETF	0.20%
Nuveen ESG Large‑Cap Growth ETF	0.25%[1]
Nuveen ESG Large‑Cap Value ETF	0.25%[1]
Nuveen ESG Mid‑Cap Growth ETF	0.30%[1]
Nuveen ESG Mid‑Cap Value ETF	0.30%[1]
Nuveen ESG Small‑Cap ETF	0.30%[1]
1        The Fund’s Board of Trustees reduced the Fund’s contractual management fee effective September 28, 2021.
PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS
FOR FUTURE REFERENCE
NGM‑CAPP‑0921P

NUVEEN ESG INTERNATIONAL DEVELOPED MARKETS EQUITY ETF
NUVEEN ESG EMERGING MARKETS EQUITY ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021

1.
In the “Fund Summaries” section for the Nuveen ESG International Developed Markets Equity ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%	[1]
1        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

2.
In the “Fund Summaries” section for the Nuveen ESG Emerging Markets Equity ETF, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%	[1]
1        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

3.	The first paragraph of the section “Fund Management—Management Fees” is deleted in its entirety and replaced with the following:
As compensation for the services it provides to each Fund, the Adviser is entitled to receive a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate as set forth below:

Fund Name	Management Fee
Nuveen ESG International Developed Markets Equity ETF	0.30%[1]
Nuveen ESG Emerging Markets Equity ETF	0.35%[1]
1        The Fund’s Board of Trustees reduced the Fund’s contractual management fee effective September 28, 2021.
PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS
FOR FUTURE REFERENCE
NGM‑EQP‑0921P

NUVEEN ESG U.S. AGGREGATE BOND ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED NOVEMBER 30, 2020

1.
In the Fund Summary section, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.15%	[1]
1        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$15
3 Years	$48
5 Years	$85
10 Years	$192

2.	The first paragraph of the section “Fund Management—Management Fees” is deleted in its entirety and replaced with the following:
As compensation for the services it provides to the Fund, the Adviser is entitled to receive a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.15%. The Fund’s Board of Trustees reduced the Fund’s contractual management fee effective September 28, 2021.
PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS
FOR FUTURE REFERENCE
NGM‑NUBDP‑0921P

NUVEEN ESG HIGH YIELD CORPORATE BOND ETF
SUPPLEMENT DATED SEPTEMBER 28, 2021
TO THE PROSPECTUS DATED NOVEMBER 30, 2020

1.
In the Fund Summary section, the tables and disclosure under the sections titled “Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	[1]
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%	[1]
1        Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

2.	The first paragraph of the section “Fund Management—Management Fees” is deleted in its entirety and replaced with the following:
As compensation for the services it provides to the Fund, the Adviser is entitled to receive a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.30%. The Fund’s Board of Trustees reduced the Fund’s contractual management fee effective September 28, 2021.
PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS
FOR FUTURE REFERENCE
NGM‑NUHYP‑0921P